Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income (loss)	$ (11,284,061)	$ (9,894)
Change in operating assets and liabilities:
Prepaid expenses and other assets	507	(5,282)
Net cash used in operating activities	(383,414)	(329,901)
Cash flows from financing activities:
Net Change in Cash	(383,414)	(329,901)
SHAPEWAYS, INC
Cash flows from operating activities:
Net income (loss)	1,573,000	(2,470,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	278,000	247,000
Loss on disposal of assets		4,000
Stock-based compensation expense	345,000	361,000
Non-cash lease expense	551,000	1,104,000
Non-cash debt forgiveness	(2,000,000)
Change in operating assets and liabilities:
Accounts receivable	(828,000)	(670,000)
Inventory	223,000
Prepaid expenses and other assets	(419,000)	336,000
Accounts payable	(356,000)	(631,000)
Accrued expenses and other liabilities	(103,000)	361,000
Lease liabilities	(597,000)	(1,162,000)
Deferred revenue	(131,000)	334,000
Deferred rent		(283,000)
Net cash used in operating activities	(1,464,000)	(2,473,000)
Cash flows from investing activities:
Purchases of property and equipment	(143,000)	(6,000)
Net cash used in investing activities	(143,000)	(6,000)
Cash flows from financing activities:
Principal payments on capital leases		(18,000)
Gross proceeds	71,000	47,000
Proceeds received from exercise of preferred stock warrants	60,000
Repayments of loans payable	(958,000)	(572,000)
Proceeds from loans payable		1,982,000
Net cash provided by financing activities	(827,000)	1,439,000
Net Change in Cash	(2,434,000)	(1,040,000)
Effect of change in foreign currency exchange rates on cash and cash equivalents and restricted cash	120,000	(130,000)
Cash and cash equivalents and restricted cash at beginning of period	8,709,000	9,605,000
Cash and cash equivalents and restricted cash at end of period	6,395,000	8,435,000
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	63,000	$ 102,000
Deferred offering costs	$ 1,820,000